Long-term debt and long-term debt due to related parties - Summary of Principal Payment on Long Term Debt Including Obligation Under Finance Lease (Detail) $ in Thousands	Mar. 28, 2026 CAD ($)
Debt Disclosure [Abstract]
2027	$ 2,697
2028	794
2029	1,167
2030	1,160
2031	1,140
Thereafter	32,085
Total	$ 39,043